Borrowings (Tables)	6 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings	The following table summarizes outstanding borrowings as of December 31, 2025 and June 30, 2025.
	Unaudited December 31, 2025			Audited June 30, 2025
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	974,450	1,814,399	2,788,849	3,163,362	-	3,163,362
Trade finance facility	5,887,086	-	5,887,086	1,219,430	-	1,219,430
Other loans	-	41,126	41,126	89,344	-	89,344
Interest only secured bank loan	-	2,000,000	2,000,000	2,000,000	-	2,000,000
Total secured bank loan	6,861,536	3,855,525	10,717,061	6,472,136	-	6,472,136

Schedule of Future Payments of Finance Secured Bank Loan

The future payments of the equipment finance secured bank loan as of December 31, 2025 were as follows:

Calendar year	AUD$
2026	978,573
2027	978,573
2028	978,573
2029	251,190
Total payments outstanding	3,186,909
Less: accrued interest	(398,060)
Total equipment finance secured loan outstanding	2,788,849

Schedule of Outstanding Convertible Note	The following table summarizes the outstanding Convertible Note as of December 31, 2025 and June 30, 2025:
	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
Principal value of Convertible Note	-	1,590,100
Debt discount, net of amortization	-	(420,410)
Convertible Note	-	1,169,690